Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

6. Cash and cash equivalents

Cash and cash equivalents are detailed as follows:

	At December 31,
	2025	2024	2023
	(Euro)
Cash in bank	€3,835,190	€2,530,549	€3,687,402
Cash in short-term marketable securities	1,692,482	2,047,200	-
Cash in hand & prepaid cards	-	4,000	4,018
Total cash and cash equivalents	€5,527,672	€4,581,749	€3,691,420